Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans, Arising during the period	$ 145,103	$ 4,625	$ 188,451	$ 402,234
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Arising during the period	(3,423,919)	(109,146)	(539,327)	5,530,359
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	3,090,371	98,514	301,134	1,610,116
Exchange differences on translation of foreign operations, Arising during the period	(5,848,451)		8,902,745	(2,386,278)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	(17,326)		324,191	(73,005)
Total other comprehensive income (loss), Arising during the period	(6,054,222)		9,177,194	5,083,426
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	0		0	0
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	7		(817)	(1,413)
Total other comprehensive income (loss), Reclassification adjustments during the period	7		(817)	(1,413)
Remeasurements of defined benefit pension plans, Before tax	145,103	4,625	188,451	402,234
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	(3,423,919)		(539,327)	5,530,359
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	3,090,371	98,514	301,134	1,610,116
Exchange differences on translation of foreign operations, Before tax	(5,848,451)	(186,435)	8,902,745	(2,386,278)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	(17,319)	(552)	323,374	(74,418)
Total other comprehensive income (loss), Before tax	(6,054,215)		9,176,377	5,082,013
Remeasurements of defined benefit pension plans, Income tax effect	(29,021)		(37,690)	(80,447)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	216,422		25,123	(243,057)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	(157,629)		28,783	(90,891)
Exchange differences on translation of foreign operations, Income tax effect	508,067		153,317	386,660
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	7,292		(24,317)	3,768
Total other comprehensive income (loss), Income tax effect	545,131		145,216	(23,967)
Remeasurements of defined benefit pension plans, Net of tax	116,082		150,761	321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	(3,207,497)		(514,204)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	2,932,742		329,917	1,519,225
Exchange differences on translation of foreign operations, Net of tax	(5,340,384)		9,056,062	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	(10,027)		299,057	(70,650)
Total other comprehensive income (loss)	$ (5,509,084)	$ (175,617)	$ 9,321,593	$ 5,058,046